Annual Total Returns [BarChart] - ClearBridge Large Cap Value Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	4.79%
Annual Return 2012	16.57%
Annual Return 2013	32.17%
Annual Return 2014	11.79%
Annual Return 2015	(2.71%)
Annual Return 2016	13.13%
Annual Return 2017	14.44%
Annual Return 2018	(8.73%)
Annual Return 2019	28.64%
Annual Return 2020	5.96%